Other financial assets (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Other Financial Assets - Current
Other financial assets - current consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Derivative financial instruments	US$	253.1	Rs.	19,184.9	Rs.	28,514.2
Loans to channel partners		16.0		1,208.9		2,023.7
Advances and other receivables recoverable in cash		347.9		26,369.8		33,807.4
Inter corporate deposits		0.6		43.0		43.0
Government grant receivables		69.0		5,227.5		5,610.2
Restricted bank deposits		62.4		4,726.0		7,464.5
Lease receivables		3.8		289.2		238.6
Others		31.5		2,394.2		—

Total	US$	784.3	Rs.	59,443.5	Rs.	77,701.6

Summary of Other Financial Assets - Non-current
Other financial assets - non-current consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Derivative financial instruments	US$	266.2	Rs.	20,175.9	Rs.	32,612.2
Loans to channel partners		93.3		7,071.8		7,063.5
Advance and other receivables recoverable in cash		87.7		6,648.2		7,611.3
Margin money with banks		48.0		3,638.4		5,346.8
Government grants receivables		161.5		12,241.0		6,656.7
Loans to employees		3.8		289.8		246.0
Restricted deposits		27.7		2,099.8		3,244.6
Others		106.4		8,063.5		7,404.6

Total	US$	794.6	Rs.	60,228.4	Rs.	70,185.7